Derivative Financial Instruments - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2021 InterestRateSwap	Jul. 31, 2021 USD ($) Hedges	May 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Number of hedges terminated | Hedges		3
Number of previously unfloored hedges amended | Hedges		2
Interest rate floor basis points		0.50%
Derivative losses included in Accumulated other comprehensive income to be reclassified into earnings over next twelve months | $				$ 2
Derivative, Description of Terms				In December 2021, the Company amended four interest rate swaps to have a maturity date ending in April 2024, compared to May 2024 previously. The Company also entered into three new interest rate swaps that will be effective April 2024 and mature June 2025.
Number of interest rate swaps amended | InterestRateSwap	4
Number of interest rate swaps newly entered | InterestRateSwap	3
Term Loan
Derivative [Line Items]
Repayment of principal | $		$ 556	$ 556